Members' Equity (FY)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Members' Equity [Abstract]
Members' Equity
17	Members’ Equity

The Company was organized as a Delaware limited liability company on March 28, 2014. Each member’s liability is limited to its capital contribution. Within members’ equity, there are three classes of membership units as follows:

	Units Outstanding	Equity Interest
Common Voting Membership Interests (Class A)	73,140	73.1%
Common Non-Voting Membership Interests (Class B)	1,860	1.9%
Investor Voting Warrants	25,000	25.0%
	100,000	100.0%

Investor Voting Warrants

In connection with the transaction discussed in the Investors footnote, the Company issued 25,000 OneWater LLC common unit warrants in exchange for $1.0 million. The common unit warrants have a ten-year life from the date of issuance and provide the holders with a put right after 5 years, or potentially earlier, under certain circumstances. The holders of the warrants maintain full voting rights in OneWater LLC. The common unit warrants can be exercised for $0.0001 per unit in exchange for cash or common units of OneWater LLC. As the common unit warrants may be settled in cash at the election of the holder, the fair value of the common unit warrants has been included in warrant liability in the accompanying consolidated balance sheet.

The Company engaged a third-party valuation specialist to assist management in performing a valuation of the fair value of the common unit warrants outstanding. Accordingly, the warrant liability has been accounted for based on inputs that are unobservable and significant to the overall fair value measurement (Level 3). The valuation considered both a market and a discounted cash flows approach in arriving at the fair value of the common unit warrants. As of September 30, 2019 and 2018, the fair value of the warrant liability was $50.9 million and $52.2 million, respectively. The Company recognized (income) expense of $(1.3) million, $33.2 million and $18.1 million for the years ended September 30, 2019, 2018 and 2017, respectively, and this increase in the fair value was recorded as a change in the fair value of warrants in the accompanying consolidated statements of operations.

OneWater LLC Preferred Distribution

During the year ended September 30, 2015, the Company amended the Limited Liability Company Agreement to require a payment to a founding common member in the form of a preferred distribution of $3.8 million prior to any distributions to common members (including the founding common member that will receive the preferred distribution). This preferred distribution is paid only if and when distributions are declared by the Company’s Board of Directors. As of September 30, 2016, the balance of the preferred distribution was $3.8 million.

During the year ended September 30, 2017, the Limited Liability Company Agreement was amended. Under the terms of the amendment, the preferred distribution will accrue interest at the rate of 5.0% per annum, compounded quarterly commencing on December 31, 2016. If and when distributions are declared by the Board of Directors, the preferred distribution shall be paid until the aggregate preferred distribution is reduced to zero. In the event of liquidation, the Company’s property shall be distributed among the members to first satisfy any remaining preferred distribution and thereafter in accordance with their ownership interest within 90 days after the event of liquidation.

As of September 30, 2019 and 2018, the unpaid balance of the preferred distribution was $3.2 million and $3.4 million, respectively. The 5% cumulative interest on the preferred distribution is recognized as a distribution when declared by the Board of Directors. As of September 30, 2019 and 2018, unpaid cumulative interest on the preferred distribution was zero.

Non-Controlling Interest

On June 1, 2018, the Company purchased Bosun’s Marine, a Massachusetts based boat retailer through its subsidiary BAO. The former owner of Bosun’s Marine invested $2.5 million of the purchase price to obtain a 25.0% ownership interest in BAO, with no voting rights in the subsidiary BAO. The results of operations for Bosun’s Marine have been included in the Company’s consolidated financial statements from that date and the former owner’s minority interest in the subsidiary BAO has been recorded accordingly.

On August 1, 2017, the Company purchased South Shore Marine, an Ohio based boat retailer through its subsidiary SSAO. The former owner of South Shore Marine invested $1.8 million of the purchase price to obtain a 25.0% ownership interest in SSAO, with no voting rights in the subsidiary SSAO. The results of operations for South Shore Marine have been included in the Company’s consolidated financial statements from that date and the former owner’s minority interest in the subsidiary SSAO has been recorded accordingly.

Dividend Restrictions

Under the credit agreement with GS and BIP and the redeemable preferred interest agreement, the Company and its subsidiaries are generally restricted from making cash dividends or distributions and are required to obtain consent from GS and BIP prior to the payment of dividends, excluding distributions related to the payment of taxes by members and payments of the preferred dividends. These restrictions apply to all income and net assets of the Company and its consolidated subsidiaries. Additionally, certain of the Company’s subsidiaries designated as “Dealers” under its inventory financing program are generally restricted from incurring indebtedness, including certain restrictions on intercompany loans or advances.